Schedule of Investments (Unaudited) December 31, 2023

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 81.0%
Schwab US TIPS ETF ‡	14,432,753	$753,389,707
TOTAL EXCHANGE - TRADED FUND (Cost $866,887,254)		753,389,707

PURCHASED OPTIONS (A) — 14.6%
TOTAL PURCHASED OPTIONS (Cost $176,850,000)		135,700,578

TOTAL INVESTMENTS — 95.6% (Cost $1,043,737,254)		889,090,285
OTHER ASSETS LESS LIABILITIES – 4.4%		41,182,070
NET ASSETS - 100%		$930,272,355

‡	For financial information on the Schwab US TIPS ETF, please go to the Commission’s website at http:// www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund as of December 31, 2023 was as follows:

Description	Counterparty	Number of Contracts ^	Notional Amount †	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 14.6%

Call Options
CMS 10Y - 2Y	Nomura	500,000	$23,750,000	0.05%	04/08/26	$28,069,019
CMS 10Y - 2Y	Morgan Stanley	1,075,000	$36,850,000	0.30	11/13/24	25,695,890
CMS 10Y - 2Y	Goldman Sachs	350,000	$18,637,500	0.08	09/17/25	17,975,813
CMS 10Y - 2Y	Morgan Stanley	300,000	$13,837,500	0.10	07/15/26	16,358,987
CMS 10Y - 2Y	Goldman Sachs	300,000	$14,250,000	0.20	04/14/27	15,023,461
CMS 10Y - 2Y	Goldman Sachs	400,000	$18,200,000	0.27	03/13/25	13,482,600
CMS 10Y - 2Y	Goldman Sachs	1,550,000	$41,825,000	0.48	06/19/24	9,941,920
CMS 10Y - 2Y	Morgan Stanley	200,000	$9,500,000	0.28	12/09/26	9,152,888
Total Purchased Options			$176,850,000			$135,700,578

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

KRS-QH-015-1000

Schedule of Investments (Unaudited) December 31, 2023

Quadratic Deflation ETF

	Shares	Value
EXCHANGE - TRADED FUND — 79.3%
Vanguard Long-Term Treasury ETF ‡	771,374	$47,462,642
TOTAL EXCHANGE - TRADED FUND (Cost $58,343,004)		47,462,642

PURCHASED OPTIONS (A) — 7.0%
TOTAL PURCHASED OPTIONS (Cost $5,903,500)		4,164,238

TOTAL INVESTMENTS — 86.3% (Cost $64,246,504)		51,626,880
OTHER ASSETS LESS LIABILITIES – 13.7%		8,202,275
NET ASSETS - 100%		$59,829,155

‡	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Commission’s website at http://www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund as of December 31, 2023 was as follows:

Description	Counterparty	Number of Contracts ^	Notional Amount †	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 7.0%

Put Options
CMS 30Y – 2Y	Nomura	45,000	$2,475,000	0.05%	07/15/25	$1,796,732
CMS 30Y – 2Y	Goldman Sachs	20,000	$990,000	0.20	12/03/25	947,954
CMS 30Y – 2Y	Goldman Sachs	18,000	$918,000	0.00	09/24/24	734,074
CMS 30Y – 2Y	Goldman Sachs	15,000	$843,000	(0.30)	03/12/25	397,826
CMS 30Y – 2Y	Nomura	20,000	$677,500	(0.65)	05/07/24	287,652
Total Purchased Options			$5,903,500			$4,164,238

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

See “Glossary” for abbreviations.

KRS-QH-031-0500

Schedule of Investments (Unaudited) December 31, 2023

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

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